Stock-Based Compensation - Additional Information (Detail)				12 Months Ended
	Apr. 28, 2023 shares	Aug. 31, 2022 ¥ / shares shares	Aug. 31, 2022 $ / shares shares	Apr. 30, 2023 JPY (¥) shares	Apr. 30, 2023 USD ($) shares	Apr. 30, 2022 JPY (¥) shares	Apr. 30, 2021 JPY (¥) shares	Apr. 30, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issuable for each option exercised	600			600	600
Stock-based compensation expense | ¥				¥ 0		¥ 0	¥ 0
Unrecognized expenses				¥ 3,903,000				$ 29,000
Dividend yield rate				0.00%	0.00%
Non vested total compensation cost recognized period				8 months 26 days	8 months 26 days
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award options expiration period				10 years	10 years
Series Eight Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award options granted						0	0
Unrecognized expenses | $								$ 0
Series Eight Stock Options [Member] | Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				¥ 65,537,000	$ 482,000
Eight Series Stock Options Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award options granted		146	146
Share based payment award options granted, weighted average exercise price | (per share)		¥ 1	$ 0
Share based payment award options expiration period		10 years	10 years
Share based payment award options granted, grant date fair value | (per share)		¥ 448,883	$ 3,301
Number of shares issuable for each option exercised		600	600
Stock-based compensation expense | ¥						¥ 0	¥ 0